Provisions (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current Provisions | Provision for Lawsuits and Claims
Statement [Line Items]
Provisions Total, Beginning	$ 143,609	$ 544,035
Provision For Lawsuits And Claims, Beginning	143,609	143,609
Increases Total	1,638,530	35,329
Increases, Provision For Lawsuits And Claims	1,638,530
Decrease Total	(136,268)	(208,219)
Decrease, Provision For Lawsuits And Claims	(136,268)
Recoveries Total	(21,714)	(227,536)
Recoveries, Provision For Lawsuits And Claims	(21,714)
Provisions, Total Ending	1,624,157	143,609
Provision For Lawsuits And Claims Ending	1,624,157	143,609
Non Current Provisions | Provision for wind farms dismantling
Statement [Line Items]
Provisions Total, Beginning	184,892	292,253
Provision For Wind Farms Dismantling, Beginning	184,892
Increases Total	890,079	34,859
Increases, Provision For Wind Farms Dismantling	890,079
Decrease Total	(112,616)	(142,220)
Decrease, Provision For Wind Farms Dismantling	(112,616)
Recoveries Total	0	0
Recoveries, Provision For Wind Farms Dismantling	0
Provisions, Total Ending	962,355	184,892
Provision For Wind Farms Dismantling, Ending	$ 962,355	$ 184,892